Capital Raising - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Mar. 03, 2021	Jul. 01, 2020
Capital Raising [Line Items]
Contributed equity	$ 458,677,068	$ 233,196,507			$ 99,851,510
Number of shares issued and fully paid	485,951,369	404,601,384			348,206,772
Proceeds on issue of shares	$ 208,290,142	$ 136,818,667	$ 45,845,239
Convertible loan notes face value			$ 990,741
Institutional Placement
Capital Raising [Line Items]
Number of shares issued and fully paid				39,700,000
Share price per share				$ 2.90